Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	Contract liabilities consist of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year	6,685,131	53,863,775	6,882,758
Addition	50,281,362	10,723,548	1,370,264
Recognized to revenue during the year	(3,102,718)	(5,223,916)	(667,517)
Balance at end of year	53,863,775	59,363,407	7,585,505